STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 11, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Opportunity Funds
(Registration Nos. 333-34474 and 811-09891)

Ladies and Gentlemen:

On behalf of Dreyfus Opportunity Funds (the "Company"), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 59 ("Post-Effective Amendment No. 59") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  Post-Effective Amendment No. 59 is being filed in order to add three new series to the Company, Dreyfus Emerging Markets Strategic Beta Fund, Dreyfus Global Strategic Beta Fund and Dreyfus U.S. Strategic Beta Fund (collectively, the "Funds").  The statement of additional information included in Post-Effective Amendment No. 59 has been marked to indicate changes from the currently effective version filed with the Commission on January 28, 2014.

Pursuant to an exemptive order from the Commission, the Funds may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The Funds each intend to offer four classes of shares—Class A, Class C, Class I and Class Y shares—for which the distribution and shareholder servicing fees (as applicable), investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C, Class I and Class Y shares, respectively, of other similar funds in the Dreyfus Family of Funds.

The Company anticipates filing one or more additional post-effective amendments to the Registration Statement with respect to the Funds as necessary to respond to comments of the staff of the Commission.

Please telephone the undersigned at 212.806.5698 or Janna Manes of this office at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson